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www.dechert.com

March 27, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	AIP Macro Registered Fund A (“Master Fund”)

AIP Macro Registered Fund P (“Feeder Fund”)

(each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose the Funds’ registration statements on Form N-2, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

17113472.1.BUSINESS

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